Income Taxes - Components of Deferred Tax Asset And Liabilities (Details) - Revelyst Business - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Inventories	$ 11,951	$ 12,925
Property, plant, equipment	11,557	0
Accounts receivable	4,096	4,170
Accruals for employee benefits	2,216	4,576
Other reserves	3,304	2,488
Loss and credit carryforwards	17,017	7,053
Nondeductible interest	1,167	1,076
Operating lease liabilities	21,833	24,535
Other	850	1,173
Total deferred tax assets	73,991	57,996
Valuation allowance	(41,255)	(51)
Total net deferred assets	32,736	57,945
Deferred tax liabilities:
Intangible assets	(25,326)	(54,884)
Property, plant, and equipment	0	(7,505)
Operating lease assets	(20,165)	(23,233)
Total deferred tax liabilities	(45,491)	(85,622)
Net deferred income tax liabilities	$ (12,755)	$ (27,677)